Related Party Transactions (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due to related parties	$ 45,146	$ 345,873
Saike [Member]
Related Party Transaction [Line Items]
Due to related parties	16,470	6,148
Phillip Zou [Member]
Related Party Transaction [Line Items]
Due to related parties	1,000	1,000
Yanjuan Wang [Member]
Related Party Transaction [Line Items]
Due to related parties		29,878
Rongfeng Cui [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 27,676	$ 308,847